Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of The Major Related Party Transactions
The Group entered into the following transactions for the years ended December 31, 2014, 2015 and 2016 with related parties:

	2014	2015	2016
	RMB	RMB	RMB

Services provided to related parties:
Automobile transaction services provided to Chetuan	-	168,343	79,632
Advertising services provided to Xinchuang	68,781	86,308	79,922
Advertising services provided to TTP	-	10,020	32,059
Others	8,269	2,079	2,966

	77,050	266,750	194,579

Services purchased from related parties:
Automobile transaction services purchased from Chetuan	-	-	86,632
Advertising services purchased from Xinchuang	-	9,982	16,024
Advertising services purchased from Eclicks	7,547	69,642	85,838
Marketing and promotion services purchased from JD	-	35,051	22,102
Others	9,914	4,806	19,963

	17,461	119,481	230,559

Major Related Parties [Member]
Schedule of The Major Related Party Transactions
The Group had the following balances as of December 31, 2015 and 2016 with related parties:

	2015	2016
	RMB	RMB

Due from Chetuan	1,592,815	341,796
Due from Xinchuang	22,864	24,162
Others	43,453	43,133

	1,659,132	409,091

Due to Chetuan	378	-
Due to Eclicks	29,120	55,000
Others	22,183	29,447

	51,681	84,447